OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2020
OTHER ASSETS [Abstract]
Other Assets
	Note	June 30, 2020	June 30, 2019
		(US$’000)
Deposits		3,087	1,930
Prepayments	8.1	918	909
Other		829	559
Other Assets		4,834	3,398